Taxation	12 Months Ended
Dec. 31, 2024
Taxation [abstract]
Taxation
33 Taxation
Statement of financial position – Deferred tax
Deferred taxes are recognised on all temporary differences under the liability method using tax rates applicable in the jurisdictions in which ING Group is subject to taxation.

Changes in deferred tax
in EUR million 2024	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	64	70	-8			126
Financial assets and liabilities at FVPL	-1,461		441	12		-1,008
Depreciation	-13		-9			-22
Cash flow hedges	502	-138		-1		363
Pension and post-employment benefits	-33	6	1	-5	-1	-32
Other provisions	48		12	1	1	62
Loans and advances	475		-49			427
Unused tax losses carried forward	209		-128	3		85
Other	-154	-41	-9	-5	1	-208
Total	-362	-103	251	6		-208
Presented in the statement of financial position as:
– Deferred tax liabilities	-1,447					-1,209
– Deferred tax assets	1,085					1,001
	-362					-208
The above table shows netted deferred tax amounts related to right-of-use assets and lease liabilities included in the row ‘Other’, and includes a deferred tax amount for right-of-use assets of EUR 178 million (2023: EUR 195 million and 2022: EUR 205 million) and a deferred tax amount for lease liabilities of EUR 197 million (2023: EUR 217 million and 2022: EUR 231 million).
The changes in Deferred tax on financial assets and liabilities at FVPL in 2024 amounting to EUR 441 million (2023: EUR 1,264 million) is mainly driven by interest yield developments related to derivatives that are under IFRS-EU used in portfolio based hedging strategies for retail mortgages and savings. These portfolio hedging strategies are not allowed under IFRS-IASB and is referred to as the EU IAS39 carve out adjustment for which we refer to Note 1.2.2 Reconciliation between IFRS-EU and IFRS-IASB.
The deferred tax on cash flow hedges relate to floating rate lending with interest rate swaps. Due to decreased (longer-term) interest rate yield curve in 2024 there was a positive revaluation of the cash flow hedge through other comprehensive income. This resulted in a decline in the deferred tax asset by EUR-138 million compared to the decline in deferred tax assets in 2023 by EUR -251 million due to the decline in the interest yield curve. The deferred tax asset in cash flow hedges decreased from EUR 502 million in 2023 to EUR 363 million in 2024.
The deferred tax on Loans and advances changes through net result in 2024 EUR -49 million (2023: EUR -140 million) relates mainly to valuation changes of collectively assessed expected credit losses.
Unused tax losses carried forward declined by EUR 124 million mainly due to realised results on derivatives used in Cash flow hedging which in previous years led to a tax loss in Poland.
The deferred tax changes through equity - Other in 2024 of EUR -41 million (2023: EUR 13 million) is due to FX developments following the USD appreciation and the application of IAS 29 Hyperinflation in Türkiye, and also due to the decline in the Credit liability Reserve due to credit spread tightening.

Changes in deferred tax
in EUR million 2023	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	81	-10	-3	-4		64
Financial assets and liabilities at FVPL	-2,739		1,264	13		-1,461
Depreciation	-13		-6	3	4	-13
Cash flow hedges	752	-251		1		502
Pension and post-employment benefits	-54	31	-7	-4		-33
Other provisions	59		-12	-3	4	48
Loans and advances	612	8	-140	-6	2	475
Unused tax losses carried forward	327		-128	11	-1	209
Other	-251	13	90	-2	-4	-154
Total	-1,227	-209	1,059	10	5	-362
Presented in the statement of financial position as:
– deferred tax liabilities	-2,652					-1,447
– deferred tax assets	1,425					1,085
	-1,227					-362

Deferred tax in connection with unused tax losses carried forward
in EUR million	2024	2023
Total unused tax losses carried forward	1,345	1,870
Unused tax losses carried forward not recognised as a deferred tax asset	951	815
Unused tax losses carried forward recognised as a deferred tax asset	394	1,055

Average tax rate	21.6%	19.9%
Deferred tax asset	85	209

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
in EUR million	2024	2023	2024	2023
Within 1 year
More than 1 year but less than 5 years	135	126	14	633
More than 5 years but less than 10 years	9	9	66	2
More than 10 years but less than 20 years
Unlimited	808	681	313	421
	951	815	394	1,055
Deferred tax assets are recognised for temporary deductible differences, for tax losses carried forward and unused tax credits only to the extent that realisation of the related tax benefit is probable

Breakdown of certain net deferred tax asset positions by jurisdiction
in EUR million	2024	2023
Poland		244
Slovakia		1
China	9	2
Australia	1	1
Hong Kong	5	8
United States of America	1
Türkiye	40	41
Taiwan	10	11
	66	308
The table above includes a breakdown of certain net deferred tax asset positions by jurisdiction for which the utilisation of the deferred tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences whilst the related entities have incurred losses in either the current or the preceding year.
In 2024 as in 2023, ING Bank Slaski (Poland) realised a tax profit following the value changes of the cash flow hedge derivatives which are settled net via a central clearing party, whereas in the years before, ING Bank Slaski incurred a tax loss following the large value changes of the cash flow hedge derivatives. In 2024 ING Slaski utilised the tax assets related to the 2023 unused tax losses carried forward.
At 31 December 2024 and 2023, ING Group had no significant temporary differences associated with the parent company’s investments in subsidiaries and associates as any economic benefit from those investments will not be taxable at parent company-level.
Statement of profit or loss – Taxation

Taxation by type
	Netherlands			Rest of the world			Total
in EUR million	2024	2023	2022	2024	2023	2022	2024	2023	2022
Current taxation	454	601	498	1,977	2,121	1,510	2,432	2,722	2,008
Deferred taxation	65	-141	901	-315	-918	2,221	-251	-1,059	3,122
	519	460	1,399	1,662	1,202	3,731	2,181	1,662	5,130

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
in EUR million	2024	2023	2022
Result before tax from continuing operations	7,772	6,037	17,358
Weighted average statutory tax rate	24.0%	22.7%	27.5%
Weighted average statutory tax amount	1,864	1,371	4,770

Permanent differences affecting current tax
Participation exemption	-87	-43	-64
Other income not subject to tax	-64	-68	-40
Expenses not deductible for tax purposes	424	398	403
Current tax from previously unrecognised amounts	-1	1	10
State and local taxes	77	99	68
Adjustments to prior periods	-34	-72	-29
Differences affecting deferred tax
Impact on deferred tax from change in tax rates	-1	2	5
Deferred tax benefit from previously unrecognised amounts	-1	-30	-3
Write-off/reversal of deferred tax assets	4	4	10
Effective tax amount	2,181	1,662	5,130

Effective tax rate	28.1%	27.5%	29.6%

The effective tax rate of 28.1% in 2024 is higher than the weighted average statutory tax rate This is mainly caused by the impact in 2024 of the following non-deductible items for income tax purposes: hyperinflation accounting loss in Türkiye, interest expenses, and bank- and local taxes in various countries. State and local taxes mainly relate to Base Erosion and anti-Abuse Tax (BEAT) in the United States of America and top-up Tax based on Global Anti-Base Erosion Model Rules (Pillar Two).
The effective tax rate of 27.5% ín 2023 was higher than the weighted average statutory tax rate. This is mainly caused by the impact in 2023 of the following non-deductible items for income tax purposes: hyperinflation accounting loss in Türkiye, interest expenses, and bank- and local taxes in various countries. Adjustments to prior periods mainly relate to a tax refund in Spain.
The effective tax rate of 29.6% in 2022 was higher than the weighted average statutory tax rate. This is mainly caused by the impact in 2022 of the following non-deductible items for income tax purposes: hyperinflation accounting loss in Türkiye, impairments on TTB, and interest expenses in various countries.
Equity - Other comprehensive income

Income tax related to components of other comprehensive income
in EUR million	2024	2023	2022
Unrealised revaluations of financial assets at fair value through other comprehensive income and other revaluations	99	-7	142
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	-29	-3	8
Changes in cash flow hedge reserve	-138	-251	875
Remeasurement of the net defined benefit asset/liability	6	31	6
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	5	2	19
Exchange rate differences and other	-46	19	-141
Total income tax related to components of other comprehensive income	-103	-209	910